Supplemental Financial Information - Disclosure of detailed information about components of finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about supplemental cash flow information [Abstract]
Accretion expense	$ 4,399	$ 0
Convertible notes interest expense	6,545	0
Derivative Liabilities	(4,175)	0
Capped Call Derivative Options	20,455	0
Finance costs	$ 27,224	$ 0